Related Party Transactions - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity Investee | Content purchases
Related Party Transaction [Line Items]
Related party transaction, purchases	¥ 1,474.1	$ 210.8	¥ 1,745.7	¥ 1,602.5